Financial Instruments - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jun. 15, 2023	Mar. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 72,950,000	$ 43,470,000	$ 27,666,000	$ 29,527,000
Interest Rate Risk
Disclosure of detailed information about financial instruments [line items]
Increase decrease Interest rate risk basis point	50.00%
Increase (decrease) in profit	$ 0	$ 40,000.00
Saudi Arabia | Customer One
Disclosure of detailed information about financial instruments [line items]
Percentage of trade receivables	11.00%	58.00%